EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net periodic benefit cost
Amortization of transition obligation (asset)
Postretirement Medical Plan [Member]
Net periodic benefit cost
Service cost	32	146	193
Interest cost	126	399	573
Expected return on the plan's assets
Amortization of transition obligation (asset)
Amortization of prior service costs	(1,703)	(244)	114
Amortization of net (gain) or loss	(132)		109
Total net periodic benefit cost	(1,677)	301	989
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	(91)	(3,851)	(990)
Net (gain) or loss for the period	(668)	(1,355)	(1,752)
Amortization of transition obligation (asset)
Amortization of prior service costs	1,703	244	(114)
Amortization of net gain or (loss)	132		(109)
Total recognized in other comprehensive income (expense)	1,076	(4,962)	(2,965)
Total recognized in net periodic benefit cost and other comprehensive income (expense)	(601)	(4,661)	(1,976)
Weighted average assumptions used:
Discount rate	4.30%	5.20%	5.90%
Expected return on plan assets, USA employees
Rate of compensation increases
Assumed health care cost trend rates:
Measurement date	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Postretirement Medical Plan [Member] | Pre 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	8.25%	8.25%	10.00%
Ultimate rate	5.00%	5.00%	5.00%
Year the ultimate rate is reached	2022	2021	2021
Postretirement Medical Plan [Member] | Post 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	35.00%	57.00%	21.00%
Ultimate rate	5.00%	5.00%	5.00%
Year the ultimate rate is reached	2022	2019	2019
Pension Plan [Member]
Net periodic benefit cost
Service cost
Interest cost	732	761	736
Expected return on the plan's assets	(948)	(817)	(810)
Amortization of transition obligation (asset)
Amortization of prior service costs
Amortization of net (gain) or loss	97	70
Total net periodic benefit cost	(119)	14	(74)
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	93
Net (gain) or loss for the period	(4,696)	1,000	2,468
Amortization of transition obligation (asset)
Amortization of prior service costs
Amortization of net gain or (loss)	(97)	(70)
Total recognized in other comprehensive income (expense)	(4,700)	930	2,468
Total recognized in net periodic benefit cost and other comprehensive income (expense)	$ (4,819)	$ 944	$ 2,394
Weighted average assumptions used:
Discount rate	4.30%	5.10%	5.70%
Expected return on plan assets, USA employees	7.50%	7.50%	7.50%
Rate of compensation increases